Operating Segment (Tables)	6 Months Ended
Jul. 31, 2018
Operating Segment - Disclosure Of Reconciliation Of Segment Ebitda To Profit Or Loss And Other Comprehensive Income
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Total segment revenue	65,736	71,095
Intersegment eliminations	(8,986)	(11,308)
Total revenue	56,750	59,787

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Segment EBITDA	(15,436)	(16,285)
Income tax (expense)/benefit	411	(174)
Other revenue		-
Any other reconciling items	(11,069)	(2,754)
Total net loss after tax	(26,094)	(19,213)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

New Zealand	20,984	19,940
Australia	17,570	16,197
United States	14,383	15,496
Europe	3,813	8,154
	56,750	59,787

Disclosure of Detailed Information About Segment Performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2018
Revenue from external customers	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Service income	-	-	-	-	-	-	-	-	-
	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750

Cost of sales	(7,612)	(4,246)	(3,695)	(5,246)	(2,923)	(3,007)	(10,234)	(2,109)	(39,072)
Gross margin	7,959	4,512	861	1,511	124	806	4,014	(2,109)	17,678
Other segment expenses*	(6,856)	(5,644)	(672)	(1,726)	(1,187)	(1,166)	(5,375)	-	(22,626)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(661)	(661)
Corporate expenses	-	-	-	-	-	-	-	(10,672)	(10,672)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	845	845
EBITDA	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(12,597)	(15,436)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,157)	(5,157)
Finance expense	-	-	-	-	-	-	-	(2,454)	(2,454)
Impairment expense	-	-	-	-	-	-	-	(4,182)	(4,182)
Depreciation and amortisation	-	-	-	-	-	-	-	(1,190)	(1,190)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	2,306	2,306
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	383	383
Fair value gain/(loss) on Convertible Note derivative	-	-	-	-	-	-	-	(775)	(775)
Loss before income tax expense	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,666)	(26,505)
Income tax expense	-	-	-	-	-	-	-	411	411
Loss after income tax expense	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,255)	(26,094)

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2017
Revenue from external customers	15,072	8,030	4,092	6,497	4,803	8,154	13,139	-	59,787
	15,072	8,030	4,092	6,497	4,803	8,154	13,139	-	59,787

Cost of sales	(7,027)	(4,085)	(3,250)	(6,294)	(4,092)	(6,308)	(9,152)	-	(40,207)
Gross margin	8,045	3,946	842	203	711	1,846	3,987	-	19,580
Other segment expenses*	(6,462)	(5,335)	(449)	(1,997)	(1,507)	(1,504)	(5,407)	-	(22,661)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(320)	(320)
Corporate expenses	-	-	-	-	-	-	-	(10,241)	(10,241)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(2,643)	(2,643)
EBITDA	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(13,204)	(16,285)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(1,112)	(1,112)
Finance expense	-	-	-	-	-	-	-	(4,776)	(4,776)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(1,821)	(1,821)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	(1,600)	(1,600)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	3,309	3,309
Fair value (gain)/loss on Convertible Note derivative	-	-	-	-	-	-	-	3,246	3,246
Loss before income tax expense	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(15,958)	(19,039)
Income tax expense	-	-	-	-	-	-	-	(174)	(174)
Loss after income tax expense	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(16,132)	(19,213)

* Other segment expenses relate to brand management expenses and some corporate expenses.